Related Party Transactions (Tables)	9 Months Ended		12 Months Ended
	Dec. 31, 2024	Oct. 01, 2023	Mar. 31, 2024	Dec. 25, 2022
Related Party Transaction [Line Items]
Schedule of Net Transfers
The net transfers to and from Lionsgate through the period prior to the Separation discussed above were as follows:

	Nine Months Ended December 31,
	2024	2023
Cash pooling and general financing activities	$88.8	$(241.7)
Licensing of content (1)	9.7	428.8
Corporate reimbursements	(5.3)	5.9
Corporate expense allocations (excluding allocation of share-based compensation)	2.3	20.2
Funding of purchases of accounts receivables held for collateral	—	(85.6)

Net transfers to (from) Parent per unaudited condensed consolidated statements of cash flows	$95.5	$127.6

Share-based compensation (including allocation of share-based compensation)	(6.0)	(53.6)
Other non-cash transfer (2)	(33.7)	16.6

Net transfers to (from) Parent per unaudited condensed consolidated statements of equity (deficit)	$55.8	$90.6

(1)	Reflects the settlement of amounts due from the Starz Business related to the Company’s licensing arrangements with the Starz Business.
(2)	Includes a non-cash transfer of debt through Parent net investment of $35.0 million in connection with the Separation in the nine months ended Dec ember 3 1 , 2024.

The net transfers to and from Lionsgate discussed above were as follows:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Cash pooling and general financing activities	$(199.3)	$36.1	$(305.2)
Licensing of content (1)	540.0	733.3	567.7
Corporate reimbursements	7.0	13.3	10.8
Corporate expense allocations (excluding allocation of share-based compensation)	27.9	22.3	19.3
Funding of purchases of accounts receivables held for collateral	(85.5)	(183.7)	(172.9)

Net transfers to (from) Parent per combined statements of cash flows	$290.1	$621.3	$119.7

Share-based compensation (including allocation of share-based compensation)	(62.5)	(73.4)	(70.2)
Other non-cash transfer	11.9	2.5	—

Net transfers to (from) Parent per combined statements of equity (deficit)	$239.5	$550.4	$49.5

(1)	Reflects the settlement of amounts due from the Starz Business related to the Company’s licensing arrangements with the Starz Business.

Summary of Company's Combined Balance Sheets and Statements of Operations

	March 31,
	2024	2023
	(Amounts in millions)
Combined Balance Sheets
Accounts receivable	$8.1	$10.8
Investment in films and television programs (1)	2.2	7.9
Other assets, noncurrent (1)	—	45.8

Total due from related parties	$10.3	$64.5

Accounts payable (2)	$16.8	$16.8
Other accrued liabilities (1)	—	6.7
Participations and residuals, current	5.5	7.5
Participations and residuals, noncurrent	1.3	2.0
Deferred revenue, current	0.1	—
Other liabilities (1)	—	41.4

Total due to related parties	$23.7	$74.4

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Combined Statements of Operations
Revenues	$3.0	$4.8	$3.0
Direct operating expense	$5.0	$8.3	$6.5
Distribution and marketing expense	$0.8	$0.4	$0.2
Interest and other income	$—	$—	$3.0

(1)
As of March 31, 2023, the Company had certain operating leases related to a studio facility owned by an equity-method investee which was sold during the year ended March 31, 2024. Amounts related to these leases as of March 31, 2023 are included in the table above in investment in films and television programs, other assets—noncurrent, other accrued liabilities and other liabilities.

(2)	Amounts primarily represent production related advances due to certain of its equity method investees.

LIONS GATE ENTERTAINMENT CORP. [Member]
Related Party Transaction [Line Items]
Summary of Company's Combined Balance Sheets and Statements of Operations

	March 31,
	2024	2023
	(Amounts in millions)
Consolidated Balance Sheets
Accounts receivable	$11.1	$14.8
Investment in films and television programs (1)	2.2	7.9
Other assets, noncurrent (1)	—	45.8

Total due from related parties	$13.3	$68.5

Accounts payable (2)	$16.8	$16.8
Other accrued liabilities (1)	—	6.7
Participations and residuals, current	5.5	7.5
Participations and residuals, noncurrent	1.3	2.0
Deferred revenue, current	0.1	—
Other liabilities (1)	—	41.4

Total due to related parties	$23.7	$74.4

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Consolidated Statements of Operations
Revenues	$4.2	$6.1	$4.1
Direct operating expense	$5.0	$8.3	$6.5
Distribution and marketing expense	$0.8	$0.4	$0.2
Interest and other income	$—	$1.7	$3.1

(1)
As of March 31, 2023, the Company had certain operating leases related to a studio facility owned by an equity-method investee which was sold during the year ended March 31, 2024. Amounts related to these leases as of March 31, 2023 are included in the table above in investment in films and television programs, other assets - noncurrent, other accrued liabilities and other liabilities.

(2)	Amounts primarily represent production related advances due to certain of its equity method investees.

Entertainment One Film And Television Business [Member]
Related Party Transaction [Line Items]
Schedule of Net Transfers
These allocations are reflected in the Condensed Combined Statement of Operations for the nine-month period ended October 1, 2023 and September 25, 2022, as follows:

(In thousands)	2023	2022
General and administration expenses	$299	$100
These allocations are reflected in the Combined Statement of Operations as follows:

(In thousands)	2022	2021
General and administration expenses	$1,008	$261

Summary of Company net parent investment in the Combined Balance Sheets	Certain transactions between the Company and other related parties, including allocated expenses, are also included in and reflected as a change in the Company’s net parent investment in the Condensed Combined Balance Sheets.

(In thousands)	October 1, 2023	December 25, 2022
Net Parent Investment
Corporate allocations	299	1,008
Share-based compensation funded by Parent	8,223	4,506

Net increase in Net Parent Investment	$8,522	$5,514

Certain transactions between the Company and other related parties, including allocated expenses, are also included in and reflected as a change in the Company’s net parent investment in the Combined Balance Sheets.

(In thousands)	2022	2021
Net Parent Investment
Corporate allocations	1,008	261
Share-based compensation funded by Parent	4,506	3,735

Net increase in Net Parent Investment	$5,514	$3,996